Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Fractional ownership deposits	$ 23,102	$ 16,686	$ 3,636
Other	0	26	28
Other non-current liabilities	$ 23,102	$ 16,712	$ 41,503